CERTIFICATION


Pursuant to Rule 497(j), Annuity Investors(REGISTERED) Variable Account A, The Commodore Americus(SERVICEMARK) (1933 Act File No. 33-65409, 1940 Act File No. 811-07299) ("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to it do not differ from those contained in Post-Effective Amendment No. 2 ("Amendment No. 2") to its Registration Statement and (b) that Amendment No. 2 was filed electronically.


Dated:  May 4, 1998                 By:   /s/ Mark F. Muething
                                          ------------------------
                                          Mark F. Muething